Offerings	Feb. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 396,732,754
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,788.79
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees relating to the registrant’s Registration Statement No. 333-293349, which was filed with the Securities and Exchange Commission (the "SEC") on February 10, 2026 and automatically became effective upon filing with the SEC (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement. The prospectus supplement to which this exhibit is attached is a prospectus for the registrant's continuous offering of its preferred stock pursuant to the dealer manager agreement, as amended and restated from time to time, it entered into with Preferred Capital Securities, LLC (the "Program") and reflects the aggregate amount of the registrant's preferred stock remaining available for sale under the Program.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 353,267,246
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement originally covered a total of $353,267,246 of unsold securities that had been previously registered under the registrant’s registration statement on Form N-2, initially filed with the SEC on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remained unsold as of February 10, 2026.